UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2014
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (95.1%)
Consumer Discretionary (7.3%)
* DIRECTV	8,053,962	684,667
L Brands Inc.	10,018,818	587,704
Walt Disney Co.	5,475,000	469,427
TJX Cos. Inc.	6,875,000	365,406
Ross Stores Inc.	4,273,000	282,573
Carnival Corp.	5,818,100	219,051
^ Sony Corp. ADR	10,050,000	168,539
* Bed Bath & Beyond Inc.	2,300,975	132,030
Whirlpool Corp.	835,800	116,360
VF Corp.	772,400	48,661
Time Warner Cable Inc.	293,304	43,204
* Amazon.com Inc.	76,000	24,683
Las Vegas Sands Corp.	300,000	22,866
		3,165,171
Consumer Staples (0.5%)
CVS Caremark Corp.	1,794,065	135,219
Costco Wholesale Corp.	450,000	51,822
Kellogg Co.	350,000	22,995
PepsiCo Inc.	250,000	22,335
		232,371
Energy (4.9%)
^ Transocean Ltd.	14,718,679	662,782
EOG Resources Inc.	3,700,000	432,382
Schlumberger Ltd.	3,632,200	428,418
Noble Energy Inc.	4,330,000	335,402
Exxon Mobil Corp.	615,000	61,918
National Oilwell Varco Inc.	579,600	47,730
Encana Corp.	1,979,000	46,922
* Cameron International Corp.	687,500	46,551
* Southwestern Energy Co.	933,779	42,478
Petroleo Brasileiro SA ADR Type A	600,000	9,384
Cabot Oil & Gas Corp.	240,000	8,193
Petroleo Brasileiro SA ADR	400,000	5,852
Noble Corp. plc	100,000	3,356
Range Resources Corp.	12,500	1,087
		2,132,455
Financials (5.1%)
Charles Schwab Corp.	26,623,992	716,984
Marsh & McLennan Cos. Inc.	12,381,100	641,589
Wells Fargo & Co.	8,115,900	426,572
Chubb Corp.	2,769,000	255,219
CME Group Inc.	980,000	69,531
American Express Co.	482,100	45,737
Discover Financial Services	436,100	27,029
US Bancorp	360,000	15,595
		2,198,256

Health Care (29.4%)
* Biogen Idec Inc.	9,973,695	3,144,806
Amgen Inc.	15,917,400	1,884,143
Eli Lilly & Co.	29,130,000	1,811,012
Roche Holding AG	5,872,200	1,749,662
Novartis AG ADR	13,898,565	1,258,237
Medtronic Inc.	15,323,952	977,055
Johnson & Johnson	6,324,469	661,666
* Boston Scientific Corp.	28,342,560	361,935
Abbott Laboratories	6,137,900	251,040
Thermo Fisher Scientific Inc.	1,958,600	231,115
GlaxoSmithKline plc ADR	3,255,400	174,099
AbbVie Inc.	2,729,800	154,070
Sanofi ADR	1,485,000	78,957
Stryker Corp.	259,000	21,839
Zimmer Holdings Inc.	197,000	20,460
		12,780,096
Industrials (14.5%)
FedEx Corp.	11,356,768	1,719,188
Southwest Airlines Co.	34,559,300	928,263
Honeywell International Inc.	5,865,447	545,193
Caterpillar Inc.	4,050,000	440,113
Union Pacific Corp.	3,457,400	344,876
Airbus Group NV	4,673,700	313,362
Alaska Air Group Inc.	3,103,900	295,026
CH Robinson Worldwide Inc.	3,993,308	254,733
United Parcel Service Inc. Class B	2,181,070	223,909
Boeing Co.	1,744,260	221,922
Deere & Co.	1,961,500	177,614
* United Continental Holdings Inc.	3,994,400	164,050
Delta Air Lines Inc.	3,778,000	146,284
United Technologies Corp.	1,007,000	116,258
Rockwell Automation Inc.	775,000	96,999
* Pentair plc	1,309,000	94,405
^ Canadian Pacific Railway Ltd.	447,800	81,114
Expeditors International of Washington Inc.	890,742	39,335
CSX Corp.	1,260,000	38,821
Pall Corp.	205,000	17,505
* NOW Inc.	143,844	5,209
Norfolk Southern Corp.	46,100	4,750
Safran SA	42,000	2,749
* American Airlines Group Inc.	60,000	2,578
Cummins Inc.	12,150	1,875
Donaldson Co. Inc.	25,000	1,058
Republic Services Inc. Class A	17,000	645
		6,277,834
Information Technology (30.7%)
* Adobe Systems Inc.	23,310,070	1,686,717
Texas Instruments Inc.	34,427,100	1,645,271
Microsoft Corp.	39,156,600	1,632,830
* Google Inc. Class A	1,417,843	828,970
* Google Inc. Class C	1,417,843	815,657
QUALCOMM Inc.	9,609,350	761,061
Hewlett-Packard Co.	21,114,400	711,133
* Micron Technology Inc.	20,120,000	662,954
Intuit Inc.	7,463,700	601,052

Intel Corp.	17,810,500	550,344
EMC Corp.	16,752,800	441,269
Oracle Corp.	8,355,000	338,628
KLA-Tencor Corp.	4,553,100	330,737
Cisco Systems Inc.	12,318,050	306,104
NVIDIA Corp.	13,880,000	257,335
Visa Inc. Class A	1,170,138	246,560
Accenture plc Class A	2,386,100	192,892
1	Plantronics Inc.	3,701,500	177,857
Symantec Corp.	7,066,900	161,832
NetApp Inc.	4,320,000	157,766
Analog Devices Inc.	2,240,000	121,117
Corning Inc.	5,243,200	115,088
Telefonaktiebolaget LM Ericsson ADR	9,308,914	112,452
*,^ BlackBerry Ltd.	10,438,600	106,891
Activision Blizzard Inc.	3,945,000	87,974
SanDisk Corp.	500,000	52,215
Apple Inc.	546,000	50,740
*	Entegris Inc.	2,583,472	35,510
MasterCard Inc. Class A	412,500	30,306
*	Rambus Inc.	2,000,000	28,600
Applied Materials Inc.	1,220,000	27,511
*	eBay Inc.	331,000	16,570
Altera Corp.	450,000	15,642
ASML Holding NV	148,175	13,820
*	F5 Networks Inc.	97,400	10,854
*	salesforce.com inc	164,000	9,525
Motorola Solutions Inc.	30,000	1,997
13,343,781
Materials (2.7%)
Monsanto Co.	6,301,125	786,002
Potash Corp. of Saskatchewan Inc.	5,919,200	224,693
Praxair Inc.	925,000	122,877
EI du Pont de Nemours & Co.	150,000	9,816
Celanese Corp. Class A	60,000	3,857
LyondellBasell Industries NV Class A	18,700	1,826
1,149,071
Total Common Stocks (Cost $18,681,654)	41,279,035
Coupon
Temporary Cash Investment (5.3%)
Money Market Fund (5.3%)
[2,3] Vanguard Market Liquidity Fund (Cost
$2,302,411)	0.111%	2,302,411,462	2,302,411

Total Investments (100.4%) (Cost $20,984,065)	43,581,446
Other Assets and Liabilities-Net (-0.4%)[3]	(164,183)
Net Assets (100%)	43,417,263

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,983,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $96,733,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

PRIMECAP Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,213,261	2,065,774	—
Temporary Cash Investments	2,302,411	—	—
Total	41,515,672	2,065,774	—

PRIMECAP Fund

D. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds		Jun. 30,
	2013		from		2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Plantronics Inc.	170,454	—	—	1,296	177,857

E. At June 30, 2014, the cost of investment securities for tax purposes was $20,984,065,000. Net unrealized appreciation of investment securities for tax purposes was $22,597,381,000, consisting of unrealized gains of $23,262,904,000 on securities that had risen in value since their purchase and $665,523,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (21.3%)
Vanguard Total Stock Market Index Fund Investor Shares	48,081,101	2,380,495

International Stock Fund (9.0%)
Vanguard Total International Stock Index Fund Investor Shares	58,194,653	1,013,169

U.S. Bond Funds (55.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	406,871,714	4,386,077
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	74,344,760	1,865,310
		6,251,387
International Bond Fund (13.9%)
Vanguard Total International Bond Index Fund Investor Shares	151,923,088	1,557,212

Total Investment Companies (100.0%) (Cost $9,774,288)		11,202,263
Other Assets and Liabilities-Net (0.0%)		(2,095)
Net Assets (100%)		11,200,168
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement Income Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Short-Term Inflation-	1,704,621	177,706	42,163	282	—	1,865,310
Protected Securities Index Fund
Vanguard Total Bond Market II	3,995,392	456,143	141,985	70,745	1,933	4,386,077
Index Fund
Vanguard Total International Bond	1,419,783	98,466	12,528	16,018	—	1,557,212
Index Fund
Vanguard Total International Stock	914,147	81,414	58,082	25,884	—	1,013,169
Index Fund
Vanguard Total Stock Market	2,126,474	216,851	304,339	29,405	—	2,380,495
Index Fund
Total	10,160,417	1,030,580	559,097	142,334	1,933	11,202,263

D. At June 30, 2014, the cost of investment securities for tax purposes was $9,774,288,000. Net unrealized appreciation of investment securities for tax purposes was $1,427,975,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (26.7%)
Vanguard Total Stock Market Index Fund Investor Shares	37,910,100	1,876,929

International Stock Fund (11.4%)
Vanguard Total International Stock Index Fund Investor Shares	46,046,626	801,672

U.S. Bond Funds (49.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	237,993,728	2,565,573
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	37,102,958	930,913
		3,496,486
International Bond Fund (12.3%)
Vanguard Total International Bond Index Fund Investor Shares	84,695,841	868,132

Total Investment Companies (100.0%) (Cost $5,951,550)		7,043,219
Other Assets and Liabilities-Net (0.0%)		288
Net Assets (100%)		7,043,507
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2010 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	498	NA1	NA1	—	—	—
Vanguard Short-Term Inflation-	827,253	139,902	48,657	136	—	930,913
Protected Securities Index Fund
Vanguard Total Bond Market II	2,393,388	310,127	182,990	41,729	1,146	2,565,573
Index Fund
Vanguard Total International Bond	801,558	60,568	22,792	8,953	—	868,132
Index Fund
Vanguard Total International Stock	801,206	60,167	123,050	21,630	—	801,672
Index Fund
Vanguard Total Stock Market Index	1,857,619	134,208	402,228	24,560	—	1,876,929
Fund
Total	6,681,522	704,972	779,717	97,008	1,146	7,043,219
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $5,951,550,000. Net unrealized appreciation of investment securities for tax purposes was $1,091,669,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (36.2%)
Vanguard Total Stock Market Index Fund Investor Shares	160,503,698	7,946,538

International Stock Fund (15.4%)
Vanguard Total International Stock Index Fund Investor Shares	194,950,569	3,394,090

U.S. Bond Funds (38.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	653,647,120	7,046,316
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	58,842,624	1,476,361
		8,522,677
International Bond Fund (9.6%)
Vanguard Total International Bond Index Fund Investor Shares	205,818,839	2,109,643

Total Investment Companies (Cost $17,495,189)		21,972,948
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $2,049)	2,048,857	2,049
Total Investments (100.0%) (Cost $17,497,238)		21,974,997
Other Assets and Liabilities-Net (0.0%)		(880)
Net Assets (100%)		21,974,117
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2015 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	8,639	NA1	NA1	—	—	2,049
Vanguard Short-Term Inflation-	1,104,144	430,857	77,806	185	—	1,476,361
Protected Securities Index Fund
Vanguard Total Bond Market II	6,355,857	958,716	392,123	113,613	3,100	7,046,316
Index Fund
Vanguard Total International Bond	1,855,357	219,277	33,429	21,283	—	2,109,643
Index Fund
Vanguard Total International Stock	3,138,573	230,485	233,131	88,786	—	3,394,090
Index Fund
Vanguard Total Stock Market Index	7,287,314	500,946	1,006,068	100,752	—	7,946,538
Fund
Total	19,749,884	2,340,281	1,742,557	324,619	3,100	21,974,997
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $17,497,238,000. Net unrealized appreciation of investment securities for tax purposes was $4,477,759,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (43.1%)
Vanguard Total Stock Market Index Fund Investor Shares	236,568,183	11,712,491

International Stock Fund (18.3%)
Vanguard Total International Stock Index Fund Investor Shares	286,418,376	4,986,544

U.S. Bond Fund (30.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	780,678,505	8,415,714

International Bond Fund (7.7%)
Vanguard Total International Bond Index Fund Investor Shares	203,734,190	2,088,275

Total Investment Companies (Cost $21,837,933)		27,203,024
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $2,826)	2,826,074	2,826

Total Investments (100.0%) (Cost $21,840,759)		27,205,850
Other Assets and Liabilities-Net (0.0%)		9,873
Net Assets (100%)		27,215,723
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2014, the cost of investment securities for tax purposes was $21,840,759,000. Net unrealized appreciation of investment securities for tax purposes was $5,365,091,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2020 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2013		from	Capital	Gain	2014
	Market	Purchases	Securities	Dividend	Distribution	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	16,201	NA1	NA1	—	—	2,826
Vanguard Total Bond Market II	6,612,270	2,257,716	599,479	127,556	3,327	8,415,714
Index Fund
Vanguard Total International Bond	1,643,981	380,146	—	19,924	—	2,088,275
Index Fund
Vanguard Total International Stock	4,065,684	737,363	176,246	124,097	—	4,986,544
Index Fund
Vanguard Total Stock Market	9,460,621	1,237,496	571,354	140,043	—	11,712,491
Index Fund
Total	21,798,757	4,612,721	1,347,079	411,620	3,327	27,205,850
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (48.3%)
Vanguard Total Stock Market Index Fund Investor Shares	304,033,619	15,052,705

International Stock Fund (20.6%)
Vanguard Total International Stock Index Fund Investor Shares	368,829,993	6,421,330

U.S. Bond Fund (24.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	719,566,712	7,756,929

International Bond Fund (6.2%)
Vanguard Total International Bond Index Fund Investor Shares	188,088,525	1,927,907

Total Investment Companies (Cost $23,882,948)		31,158,871
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $20,395)	20,395,018	20,395

Total Investments (100.0%) (Cost $23,903,343)		31,179,266
Other Assets and Liabilities-Net (0.0%)		(5,052)
Net Assets (100%)		31,174,214

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2014, the cost of investment securities for tax purposes was $23,903,343,000. Net unrealized appreciation of investment securities for tax purposes was $7,275,923,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2025 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	15,187	NA1	NA1	—	—	20,395
Vanguard Total Bond Market II	6,237,918	1,912,423	528,487	119,056	3,125	7,756,929
Index Fund
Vanguard Total International Bond	1,550,918	337,090	20,000	18,664	—	1,927,907
Index Fund
Vanguard Total International Stock	5,364,414	744,211	152,867	161,451	—	6,421,330
Index Fund
Vanguard Total Stock Market Index	12,491,145	1,339,339	844,831	181,830	—	15,052,705
Fund
Total	25,659,582	4,333,062	1,546,185	481,001	3,125	31,179,266
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.5%)
Vanguard Total Stock Market Index Fund Investor Shares	245,458,411	12,152,646

International Stock Fund (22.8%)
Vanguard Total International Stock Index Fund Investor Shares	298,124,731	5,190,352

U.S. Bond Fund (18.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	398,751,463	4,298,541

International Bond Fund (4.7%)
Vanguard Total International Bond Index Fund Investor Shares	104,156,511	1,067,604

Total Investment Companies (Cost $17,456,770)		22,709,143
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $15,067)	15,067,468	15,067

Total Investments (100.0%) (Cost $17,471,837)		22,724,210
Other Assets and Liabilities-Net (0.0%)		3,630
Net Assets (100%)		22,727,840

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2014, the cost of investment securities for tax purposes was $ 17,471,837,000. Net unrealized appreciation of investment securities for tax purposes was $ 5,252,373,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2030 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	8,924	NA1	NA1	—	—	15,067
Vanguard Total Bond Market II	3,249,479	1,387,015	412,008	64,109	1,657	4,298,541
Index Fund
Vanguard Total International Bond	804,907	245,753	15,000	9,948	—	1,067,604
Index Fund
Vanguard Total International Stock	4,121,167	824,200	121,786	128,419	—	5,190,352
Index Fund
Vanguard Total Stock Market Index	9,614,692	1,399,874	484,361	143,825	—	12,152,646
Fund
Total	17,799,169	3,856,842	1,033,155	346,301	1,657	22,724,210
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (58.7%)
Vanguard Total Stock Market Index Fund Investor Shares	280,612,635	13,893,132

International Stock Fund (25.1%)
Vanguard Total International Stock Index Fund Investor Shares	341,493,688	5,945,405

U.S. Bond Fund (12.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	281,972,052	3,039,659

International Bond Fund (3.2%)
Vanguard Total International Bond Index Fund Investor Shares	73,940,031	757,885

Total Investment Companies (Cost $17,363,830)		23,636,081
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $16,593)	16,592,939	16,593

Total Investments (100.0%) (Cost $17,380,423)		23,652,674
Other Assets and Liabilities-Net (0.0%)		(3,296)
Net Assets (100%)		23,649,378
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2035 Fund

			Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	14,982	NA1	NA1	—	—	16,593
Vanguard Total Bond Market II
Index Fund	2,346,396	988,520	348,342	45,867	1,185	3,039,659
Vanguard Total International Bond
Index Fund	580,382	179,729	25,000	7,096	—	757,885
Vanguard Total International Stock				148,277
Index Fund	4,858,564	765,888	102,880		—	5,945,405
Vanguard Total Stock Market Index
Fund	11,236,065	1,289,965	513,057	166,576	—	13,893,132
Total	19,036,389	3,224,102	989,279	367,816	1,185	23,652,674
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $17,380,423,000. Net unrealized appreciation of investment securities for tax purposes was $6,272,251,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	199,799,988	9,892,097

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	243,550,860	4,240,221

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	115,876,402	1,249,148

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	30,527,155	312,903

Total Investment Companies (Cost $11,721,684)		15,694,369
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $1,942)	1,941,764	1,942

Total Investments (100.0%) (Cost $11,723,626)		15,696,311
Other Assets and Liabilities-Net (0.0%)		4,490
Net Assets (100%)		15,700,801
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2040 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	8,263	NA1	NA1	—	—	1,942
Vanguard Total Bond Market II
Index Fund	972,478	453,207	198,135	18,988	495	1,249,148
Vanguard Total International Bond
Index Fund	240,208	84,608	21,292	2,935	—	312,903
Vanguard Total International Stock
Index Fund	3,240,900	837,454	131,938	103,237	—	4,240,221
Vanguard Total Stock Market Index
Fund	7,553,275	1,331,091	285,755	115,156	—	9,892,097
Total	12,015,124	2,706,360	637,120	240,316	495	15,696,311
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $11,723,626,000. Net unrealized appreciation of investment securities for tax purposes was $3,972,685,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	183,903,180	9,105,046

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	224,086,012	3,901,338

U.S. Bond Fund (7.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	106,278,031	1,145,677

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	28,199,453	289,044

Total Investment Companies (Cost $10,575,592)		14,441,105
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $10,135)	10,134,931	10,135

Total Investments (100.0%) (Cost $10,585,727)		14,451,240
Other Assets and Liabilities-Net (0.0%)		(1,352)
Net Assets (100%)		14,449,888
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2045 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	10,111	NA1	NA1	—	—	10,135
Vanguard Total Bond Market II
Index Fund	914,861	420,958	210,073	17,721	469	1,145,677
Vanguard Total International Bond
Index Fund	233,021	67,216	20,000	2,752	—	289,044
Vanguard Total International Stock
Index Fund	3,085,040	613,068	70,437	95,996	—	3,901,338
Vanguard Total Stock Market Index
Fund	7,195,413	1,052,363	353,797	107,361	—	9,105,046
Total	11,438,446	2,153,605	654,307	223,830	469	14,451,240
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $10,585,727,000. Net unrealized appreciation of investment securities for tax purposes was $3,865,513,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	92,900,423	4,599,500

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	113,209,716	1,970,981

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	54,501,343	587,525

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	14,211,068	145,663
Total Investment Companies (Cost $5,541,747)		7,303,669
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $8,971)	8,970,817	8,971
Total Investments (100.1%) (Cost $5,550,718)		7,312,640
Other Assets and Liabilities-Net (-0.1%)		(5,558)
Net Assets (100%)		7,307,082
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2050 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	6,630	NA1	NA1	—	—	8,971
Vanguard Total Bond
Market II Index Fund	429,110	247,106	98,595	8,612	221	587,525
Vanguard Total International
Bond Index Fund	108,611	42,791	10,000	1,328	—	145,663
Vanguard Total International
Stock Index Fund	1,443,455	434,161	40,308	47,219	—	1,970,981
Vanguard Total Stock
Market Index Fund	3,367,269	784,272	138,328	52,446	—	4,599,500
Total	5,355,075	1,508,330	287,231	109,605	221	7,312,640
1 Not applicable—Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $5,550,718,000. Net unrealized appreciation of investment securities for tax purposes was $1,761,922,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	19,930,313	986,750

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	24,320,011	423,411

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	11,660,546	125,701

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	3,055,194	31,316
Total Investment Companies (Cost $1,314,401)		1,567,178
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $3,096)	3,096,000	3,096
Total Investments (100.1%) (Cost $1,317,497)		1,570,274
Other Assets and Liabilities-Net (-0.1%)		(1,106)
Net Assets (100%)		1,569,168
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2055 Fund

			Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	2,542	NA1	NA1	—	—	3,096
Vanguard Total Bond
Market II Index Fund	73,616	72,163	22,133	1,681	41	125,701
Vanguard Total International
Bond Index Fund	18,455	14,036	2,000	256	—	31,316
Vanguard Total International
Stock Index Fund	246,239	159,788	9,210	9,500	—	423,411
Vanguard Total Stock
Market Index Fund	574,420	318,387	18,780	10,411	—	986,750
Total	915,272	564,374	52,123	21,848	41	1,570,274
1 Not applicable—Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $1,317,497,000. Net unrealized appreciation of investment securities for tax purposes was $252,777,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	5,479,769	271,304

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	6,685,892	116,401

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	3,202,902	34,527

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	839,862	8,609
Total Investment Companies (Cost $376,949)		430,841
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $400)	400,382	400
Total Investments (99.9%) (Cost $377,349)		431,241
Other Assets and Liabilities-Net (0.1%)		290
Net Assets (100%)		431,531
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2060 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	219	NA1	NA1	—	—	400
Vanguard Total Bond
Market II Index Fund	17,247	22,109	5,379	441	10	34,527
Vanguard Total International
Bond Index Fund	4,379	4,004	—	68	—	8,609
Vanguard Total International
Stock Index Fund	58,308	57,582	6,527	2,552	—	116,401
Vanguard Total Stock
Market Index Fund	136,020	118,913	13,042	2,780	—	271,304
Total	216,173	202,608	24,948	5,841	10	431,241
1 Not applicable—Purchases and Sales are for temporary cash investment purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $377,349,000. Net unrealized appreciation of investment securities for tax purposes was $53,892,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014
VANGUARD CHESTER FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.